Deferred Income for Government Grants - Summary of Changes in the Carrying Amount of Deferred Income for Government Grants (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accruals And Deferred Income 1 [Abstract]
Deferred income beginning balance	€ 11,036	€ 13,135
Additions	398	88
Credit to profit or loss	(1,451)	(2,187)
Deferred income ending balance	€ 9,983	€ 11,036